SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Other operating income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue recognition:
Gain on disposal of solar power systems	$ (1,666)	$ (36,098)	$ (27,803)
Net loss on disposal of property, plant and equipment	1,227	2,565	1,960
Business interruption insurance compensation			(15,238)
Other operating income, net	(10,536)	(44,546)	(47,554)
Government grants
Revenue recognition:
Other operating income, net	$ (10,097)	$ (11,013)	$ (6,473)